Stock-Based Compensation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Stock-Based Compensation
Number of shares authorized	38,741,269		38,741,269
Stock option term (in years)	10 years		20 years
Minimum
Stock-Based Compensation
Stock option vesting period (in years)			1 year
Maximum
Stock-Based Compensation
Stock option vesting period (in years)			3 years
Stock options
Stock-Based Compensation
Stock-based compensation expense	$ 440,000	$ 180,000	$ 1,323,108	$ 670,243
Unrecognized expense	$ 1,532,000
Weighted average period for stock-based compensation expense related to awards not yet recognized	10 months 24 days		1 year 8 months 12 days
RSU
Stock-Based Compensation
Stock-based compensation expense	$ 2,321,000	$ 0	$ 1,780,594	$ 0
Unrecognized expense	$ 8,952,000		$ 11,258,886
Weighted average period for stock-based compensation expense related to awards not yet recognized	1 year 3 months 18 days		1 year 4 months 24 days